Revenue and major customers	9 Months Ended
Sep. 30, 2025
Revenue and major customers [Abstract]
Revenue and major customers
Note 3 – Revenue and major customers
DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based on the nature and financial effects of the business activities in which it engages and the economic environment in which it operates. The consolidated operating results are regularly reviewed by the Company’s chief operating decision maker, the President & Chief Executive Officer, and the Company does not monitor performance by geographical areas.

The table below details the Company’s total revenues:
$ in thousands	Q3 2025	Q3 2024	9M 2025	9M 2024
Time charter revenues[1]	38,362	22,484	100,595	58,573
Voyage charter revenues[2]	68,789	118,641	252,671	378,494
Shipping revenues	107,151	141,125	353,266	437,067
Other revenues[3]	197	982	971	3,315
Total revenues	107,348	142,107	354,237	440,382
Revenues relating to IFRS 15	77,883	124,674	275,873	394,912
[1] The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $8,898 thousands in the third quarter of 2025, $5,051 thousands in the third quarter of 2024, $22,231 thousands in the first nine months of 2025 and $13,103 thousands in the first nine months of 2024, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2] Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3] Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
As of September 30, 2025, the Company had 21 vessels in operation; 10 vessels were on time charters and 11 vessels operating in the spot market.
Information about major customers:
For the period from July 1, 2025, to September 30, 2025, five customers represented $19.3 million, $18.0 million, $15.0 million, $13.8 million, and $12.3 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $78.5 million, equal to 73 percent of the shipping revenues of $107.2 million for the period from July 1, 2025, to September 30, 2025.
For the period from January 1, 2025, to September 30, 2025, five customers represented $79.7 million, $63.3 million, $44.4 million, $40.2 million, and $39.9 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $267.5 million, equal to 76 percent of the shipping revenues of $353.3 million for the period from January 1, 2025, to September 30, 2025.
For the period from July 1, 2024, to September 30, 2024, five customers represented $32.0 million, $28.3 million, $18.0 million, $11.2 million, and $10.0 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $99.6 million, equal to 71 percent of the shipping revenues of $141.1 million for the period from July 1, 2024, to September 30, 2024.

For the period from January 1, 2024, to September 30, 2024, five customers represented $84.9 million, $67.8 million, $65.1 million, $30.1 million, and $22.8 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $270.8 million, equal to 62 percent of the shipping revenues of $437.1 million for the period from January 1, 2024, to September 30, 2024.